Risk Management (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Gross Carrying Amount of Financial Instruments Subject to Credit Exposure

The following table presents the gross carrying amount of financial instruments subject to credit exposure, without considering any collateral held or other credit enhancements.

As at December 31,	2018	2017
Debt securities
FVTPL	$154,737	$147,024
AFS	30,857	26,976
Mortgages	48,363	44,742
Private placements	35,754	32,132
Policy loans	6,446	5,808
Loans to Bank clients	1,793	1,737
Derivative assets	13,703	15,569
Accrued investment income	2,427	2,182
Reinsurance assets	43,053	30,359
Other financial assets	4,800	5,253
Total	$341,933	$311,782

Summary of Credit Quality and Carrying Value of Commercial Mortgages and Private Placements

Credit quality of commercial mortgages and private placements.

As at December 31, 2018	AAA	AA	A	BBB	BB	B and lower	Total
Commercial mortgages
Retail	$82	$1,524	$4,459	$2,227	$11	$74	$8,377
Office	56	1,495	5,454	1,650	45	6	8,706
Multi-family residential	613	1,427	2,407	839	37	–	5,323
Industrial	36	366	1,953	339	120	–	2,814
Other	289	334	1,167	1,191	–	14	2,995
Total commercial mortgages	1,076	5,146	15,440	6,246	213	94	28,215
Agricultural mortgages	–	163	–	389	–	–	552
Private placements	1,143	4,968	13,304	14,055	733	1,551	35,754
Total	$2,219	$10,277	$28,744	$20,690	$946	$1,645	$64,521

As at December 31, 2017	AAA	AA	A	BBB	BB	B and lower	Total
Commercial mortgages
Retail	$110	$1,517	$4,363	$2,050	$44	$57	$8,141
Office	57	1,272	4,635	1,647	70	28	7,709
Multi-family residential	523	1,395	1,805	726	–	–	4,449
Industrial	33	386	1,542	477	145	–	2,583
Other	362	331	1,012	973	14	–	2,692
Total commercial mortgages	1,085	4,901	13,357	5,873	273	85	25,574
Agricultural mortgages	–	159	–	405	25	–	589
Private placements	1,038	4,246	11,978	13,160	717	993	32,132
Total	$2,123	$9,306	$25,335	$19,438	$1,015	$1,078	$58,295

Summary of Carrying Value of Past Due but Not Impaired and Impaired Financial Assets

Past due but not impaired and impaired financial assets

	Past due but not impaired
As at December 31, 2018	Less than 90 days	90 days and greater	Total	Total impaired
Debt securities
FVTPL	$14	$–	$14	$39
AFS	–	2	2	1
Private placements	15	–	15	18
Mortgages and loans to Bank clients	70	–	70	120
Other financial assets	77	26	103	1
Total	$176	$28	$204	$179

	Past due but not impaired
As at December 31, 2017	Less than 90 days	90 days and greater	Total	Total impaired
Debt securities
FVTPL	$–	$–	$–	$45
AFS	104	2	106	1
Private placements	363	–	363	40
Mortgages and loans to Bank clients	76	16	92	86
Other financial assets	46	26	72	1
Total	$589	$44	$633	$173

Summary of Company's Loans That are Considered Impaired

Impaired loans

As at December 31, 2018	Gross carrying value	Allowances for loan losses	Net carrying value
Private placements	$61	$43	$18
Mortgages and loans to Bank clients	172	52	120
Total	$233	$95	$138

As at December 31, 2017	Gross carrying value	Allowances for loan losses	Net carrying value
Private placements	$79	$39	$40
Mortgages and loans to Bank clients	132	46	86
Total	$211	$85	$126

Summary of Reconciliation of Allowance for Loan Losses

Allowance for loan losses

	2018			2017
For the years ended December 31,	Private placements	Mortgages and loans to Bank clients	Total	Private placements	Mortgages and loans to Bank clients	Total
Balance, January 1	$39	$46	$85	$92	$26	$118
Provisions	37	18	55	2	33	35
Recoveries	(27)	(9)	(36)	(12)	(1)	(13)
Write-offs(1)	(6)	(3)	(9)	(43)	(12)	(55)
Balance, December 31	$43	$52	$95	$39	$46	$85

(1)	Includes disposals and impact of changes in foreign exchange rates.

Summary of Credit Default Swap Protection Sold

The following table presents details of the credit default swap protection sold by type of contract and external agency rating for the underlying reference security.

As at December 31, 2018	Notional amount(1)	Fair value	Weighted average maturity (in years)(2)
Single name CDSs(3) – Corporate debt
AA	$25	$–	2
A	447	7	2
BBB	180	2	2
Total single name CDSs	$652	$9	2
Total CDS protection sold	$652	$9	2

As at December 31, 2017	Notional amount(1)	Fair value	Weighted average maturity (in years)(2)
Single name CDSs(3) – Corporate debt
AAA	$13	$–	1
AA	35	1	2
A	408	10	3
BBB	150	3	2
Total single name CDSs	$606	$14	3
Total CDS protection sold	$606	$14	3

(1)

Notional amounts represent the maximum future payments the Company would have to pay its counterparties assuming a default of the underlying credit and zero recovery on the underlying issuer obligation.

(2)	The weighted average maturity of the CDS is weighted based on notional amounts.
(3)	Rating agency designations are based on S&P where available followed by Moody’s, DBRS, and Fitch. If no rating is available from a rating agency, an internally developed rating is used.

Summary of Effect of Conditional Master Netting and Similar Arrangements

The following table presents the effect of conditional master netting and similar arrangements. Similar arrangements may include global master repurchase agreements, global master securities lending agreements, and any related rights to financial collateral.

		Related amounts not set off in the Consolidated Statements of Financial Position
As at December 31, 2018	Gross amounts of financial instruments(1)	Amounts subject to an enforceable master netting arrangement or similar agreements	Financial and cash collateral pledged (received)(2)	Net amount including financing trusts(3)	Net amounts excluding financing trusts
Financial assets
Derivative assets	$14,320	$(6,644)	$(7,431)	$245	$245
Securities lending	1,518	–	(1,518)	–	–
Reverse repurchase agreements	63	(63)	–	–	–
Total financial assets	$15,901	$(6,707)	$(8,949)	$245	$245
Financial liabilities
Derivative liabilities	$(8,716)	$6,644	$1,868	$(204)	$(33)
Repurchase agreements	(64)	63	1	–	–
Total financial liabilities	$(8,780)	$6,707	$1,869	$(204)	$(33)

		Related amounts not set off in the Consolidated Statements of Financial Position
As at December 31, 2017	Gross amounts of financial instruments(1)	Amounts subject to an enforceable master netting arrangement or similar agreements	Financial and cash collateral pledged (received)(2)	Net amount including financing trusts(3)	Net amounts excluding financing trusts
Financial assets
Derivative assets	$16,204	$(6,714)	$(9,395)	$95	$95
Securities lending	1,563	–	(1,563)	–	–
Reverse repurchase agreements	230	(46)	(184)	–	–
Total financial assets	$17,997	$(6,760)	$(11,142)	$95	$95
Financial liabilities
Derivative liabilities	$(8,649)	$6,714	$1,718	$(217)	$(30)
Repurchase agreements	(228)	46	182	–	–
Total financial liabilities	$(8,877)	$6,760	$1,900	$(217)	$(30)

(1)	Financial assets and liabilities include accrued interest of $621 and $913, respectively (2017 – $638 and $827, respectively).
(2)

Financial and cash collateral exclude over-collateralization. As at December 31, 2018, the Company was over-collateralized on OTC derivative assets, OTC derivative liabilities, securities lending and reverse purchase agreements and repurchase agreements in the amounts of $417, $405, $80 and $nil, respectively (2017 – $743, $382, $79 and $nil, respectively). As at December 31, 2018, collateral pledged (received) does not include collateral-in-transit on OTC instruments or initial margin on exchange traded contracts or cleared contracts.

(3)

Includes derivative contracts entered between the Company and its financing trusts which it does not consolidate. The Company does not exchange collateral on derivative contracts entered with these trusts. Refer to note 17.

Summary of the Effect of Unconditional Netting

 The following table presents the effect of unconditional netting.

As at December 31, 2018	Gross amounts of financial instruments	Amounts subject to an enforceable netting arrangement	Net amounts of financial instruments
Credit linked note(1)	$679	$(679)	$–
Variable surplus note	(679)	679	–

As at December 31, 2017	Gross amounts of financial instruments	Amounts subject to an enforceable netting arrangement	Net amounts of financial instruments
Credit linked note(1)	$461	$(461)	$–
Variable surplus note	(461)	461	–

(1)

In 2017, the Company entered into a twenty-year financing facility with a third party, agreeing to issue variable surplus notes in exchange for an equal amount of credit linked notes. These notes are held to support JHUSA excess reserves under U.S. National Association of Insurance Commissioners’ Model Regulation XXX. In certain scenarios, the credit linked note will be drawn upon by the Company which will issue fixed surplus notes equal to the draw payment received. The third party has agreed to fund any such payment under the credit-linked notes in return for a fee. As at December 31, 2018, the Company had no fixed surplus notes outstanding.

Schedule of Distribution of Debt Securities and Private Placements Portfolio by Sector and Industry

Debt securities and private placements portfolio by sector and industry.

	2018		2017
As at December 31,	Carrying value	% of total	Carrying value	% of total
Government and agency	$73,858	33	$71,888	35
Utilities	41,929	19	40,568	20
Financial	31,340	14	27,923	13
Energy	17,685	8	16,428	8
Industrial	17,508	8	14,691	7
Consumer (non-cyclical)	16,483	7	14,009	7
Consumer (cyclical)	7,707	3	5,916	3
Securitized	3,300	2	3,577	2
Telecommunications	3,716	2	3,324	2
Basic materials	3,539	2	3,248	2
Technology	2,352	1	2,475	1
Media and internet	1,112	1	1,136	–
Diversified and miscellaneous	819	–	949	–
Total	$221,348	100	$206,132	100

Schedule of Geographic Concentration of Insurance and Investment Contract Liabilities, Including Embedded Derivatives

The geographic concentration of the Company’s insurance and investment contract liabilities, including embedded derivatives, is shown below. The disclosure is based on the countries in which the business is written.

As at December 31, 2018	Gross liabilities	Reinsurance assets	Net liabilities
U.S. and Canada	$246,255	$(42,634)	$203,621
Asia and Other	85,830	(419)	85,411
Total	$332,085	$(43,053)	$289,032

As at December 31, 2017	Gross liabilities	Reinsurance assets	Net liabilities
U.S. and Canada	$237,434	$(30,225)	$207,209
Asia and Other	70,521	(134)	70,387
Total	$307,955	$(30,359)	$277,596

Asset classes and individual investment risks [Member]
Statement [LineItems]
Schedule of Risk Concentrations

As at December 31,	2018	2017
Debt securities and private placements rated as investment grade BBB or higher(1)	98%	98%
Government debt securities as a per cent of total debt securities	38%	39%
Government private placements as a per cent of total private placements	11%	10%
Highest exposure to a single non-government debt security and private placement issuer	$1,013	$1,044
Largest single issuer as a per cent of the total equity portfolio	2%	2%
Income producing commercial office properties (2018 – 55% of real estate, 2017 – 64%)	$7,065	$8,836
Largest concentration of mortgages and real estate(2) – Ontario Canada (2018 – 26%, 2017 – 25%)	$16,092	$14,779

(1)	Investment grade debt securities and private placements include 41% rated A, 17% rated AA and 17% rated AAA (2017 – 42%, 16% and 17%) investments based on external ratings where available.
(2)	Mortgages and real estate investments are diversified geographically and by property type.

Residential mortgages and loans to bank clients [Member]
Statement [LineItems]
Summary of Carrying Value of Residential Mortgages and Loans to Bank Clients

Credit quality of residential mortgages and loans to Bank clients.

	2018(1)			2017
As at December 31,	Insured	Uninsured	Total	Insured	Uninsured	Total
Residential mortgages
Performing	$6,854	$12,696	$19,550	$7,256	$11,310	$18,566
Non-performing	19	27	46	4	9	13
Loans to Bank clients
Performing	n/a	1,787	1,787	n/a	1,734	1,734
Non-performing	n/a	6	6	n/a	3	3
Total	$6,873	$14,516	$21,389	$7,260	$13,056	$20,316

(1)	Non-performing refers to assets that are 90 days or more past due.